Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable	$ 2,856	$ 2,407
Accrued research and development costs	736	1,344
Accrued employee benefits	758	607
Payroll tax and other statutory liabilities	50	25
Other accrued liabilities	311	347
Payables and accrued liabilities	$ 4,711	$ 4,730